Inventories	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Inventory Disclosure [Abstract]
Inventories

6. Inventories

Inventory consisted of the following as of the periods presented:

	September 27, 2020	December 29, 2019
Eggs and inventory in transit	$6,205	$8,811
Butter	2,233	646
Packaging	1,626	1,949
Ghee	583	792
Egg Bites	249	—
Other	832	749
	$11,728	$12,947

Changes in the excess and obsolete inventory reserve for the period presented, were as follows:

Excess and obsolete inventory reserve
As of December 29, 2019	$(189)
Provisions Charged to Operating Results	(73)
Account Write-off	—
As of March 29, 2020	(262)
Provisions Charged to Operating Results	(92)
Account Write-off	—
As of June 28, 2020	(354)
Provisions Charged to Operating Results	(248)
Account Write-off	258
As of September 27, 2020	$(344)

During the 13-week periods ended September 27, 2020 and September 29, 2019, laying-hen costs amortized to cost of goods sold were approximately $65 and $132, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, laying-hen costs amortized to cost of goods sold were approximately $304 and $410, respectively.  On a periodic basis, the Company compares the amount of inventory on hand with its latest forecasted requirement to determine whether write-offs for excess or obsolete inventory reserves are required.

7. Inventories

As of December 30, 2018 and December 29, 2019, inventories consisted of the following:

	December 30, 2018	December 29, 2019
Eggs and inventory in transit	$2,407	$9,000
Butter	323	646
Packaging	636	1,949
Ghee	—	792
Other	699	749
Less: excess and obsolete inventory reserve	(199)	(189)

	$3,866	$12,947

Changes in the excess and obsolete inventory reserve, were as follows:

	Balance at Beginning of Year	Provisions Charged to Operating Results	Account Write-off	Balance at End of Year
Excess and obsolete inventory reserve
As of December 30, 2018	$(262)	$(200)	$263	$(199)
As of December 29, 2019	$(199)	$(189)	$199	$(189)

During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, laying-hen costs amortized to cost of goods sold were approximately $412, $676 and $484, respectively. On a periodic basis, the Company compares the amount of inventory on hand with its latest forecasted requirement to determine whether write-offs for excess or obsolete inventory reserves are required.

In November 2019, the Company amended certain of its long-term supply contracts associated with its egg producing farms to reduce projected inventory levels in future periods. The need to reduce inventory levels was due to changes in the Company’s projected product demand outlook. The Company does not anticipate incurring additional losses of this nature in connection with its long-term supply contracts; however, if the Company’s projected inventory levels exceed the Company’s projected product demand outlook, the Company may be required to further amend its long-term supply contracts to align with the Company’s projections. Pursuant to the terms of the amendments, the Company made commitments to reimburse certain of the farms for lost income in connection with removing birds from current flocks ahead of schedule and agreed to pay to the impacted farms the equivalent of the profit they could have reasonably earned on the output of the impacted flock. The Company measured the losses on the amended long-term supply contracts in the same manner as inventory losses, and accrued approximately $1,649 in expected payments to suppliers under these arrangements, which is charged to cost of sales for the year ended December 29, 2019 and included in accrued liabilities as of December 29, 2019 in the accompanying consolidated balance sheets.